TAXES PAYABLE	12 Months Ended
Sep. 30, 2011
TAXES PAYABLE
NOTE 16. TAXES PAYABLE

Taxes payable consisted of the following:

	As of September 30, 2011	As of September 30, 2010
	US$(’000)	US$(’000)
VAT payable	122	64
Enterprise Income tax payable	464	1,958
Other taxes payable	956	1,399
Total	1,542	3,421